Foreign Currency Translation (Tables)	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Dec. 31, 2021
TINGO, INC. [Member]
Foreign Currency Translation (Tables) [Line Items]
Schedule of exchange rate
	March 31, 2022	December 31, 2021
Balance Sheet:
Nigerian Naira	415.72	412.99
Profit and Loss :
Nigerian Naira	414.355	396.46

	September 30, 2021	December 31, 2020
Balance Sheet:
Nigerian Naira	410	379.5
Profit and Loss :
Nigerian Naira	410	379.5

	December 31, 2021	December 31, 2020
Balance Sheet:
Nigerian Naira	412.99	379.5
Profit and Loss :
Nigerian Naira	396.46	379.5